Derivative instruments and hedging activities - Summary of outstanding derivative instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 61,023	¥ 38,913	¥ 46,464
Derivative financial liabilities	72,120	40,354	35,866
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivative financial assets	26,795	12,788	1,604
Derivative financial liabilities	6,455	14,757	17,621
Interest rate swaptions agreements
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	1,075	205	58
Foreign exchange forward contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets	14,687	7,820	10,023
Derivative financial liabilities	34,284	13,241	6,822
Swap agreements
Derivatives, Fair Value [Line Items]
Derivative financial assets	11,897	4,912	6,020
Derivative financial liabilities	925	4,422	7,027
Currency option contracts purchased
Derivatives, Fair Value [Line Items]
Derivative financial assets	42	15	7
Currency option contracts written
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	172	1,790	5
Other currency contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets	3,578	2,944	5,453
Derivative financial liabilities	1,201	780	2,482
Equity future contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets		240	605
Derivative financial liabilities	11,903	986	1,476
Equity swap agreements
Derivatives, Fair Value [Line Items]
Derivative financial assets			18,280
Derivative financial liabilities	16,105	4,171
Option contracts purchased
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 4,024	10,177	4,081
Other contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets		17	391
Derivative financial liabilities		¥ 2	¥ 375